STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stockholders' Equity Note Disclosure [Text Block]	NOTE 5 - SHAREHOLDERS’ EQUITY At June 30, 2011, the Company held 1,492,967 treasury shares at an average purchase cost of $0.95.
NOTE 9 – STOCKHOLDERS’ EQUITY

The Company acquired, prior to 2002, 2,159,100 shares of its common shares for $2,337,385 under the current stock buyback program (See Note 14).  During 2009, the Company reinstated its share repurchase program and authorized the purchase of up to an additional $500,000 of its common shares. During 2010, 694,008 shares of its common shares were repurchased for $482,752. During 2009, 159,385 shares of its common shares were repurchased for $114,906. At December 31, 2010, the Company held 1,492,967 treasury shares at an average cost of $0.95.

In 2010, the Company issued 59,333 shares of treasury stock under the Employee Stock Purchase Plan and 401K Plan at a cost of $30,095.  The Company repurchased 694,008 shares of its common stock at an average cost of $0.70 per share for cash of $482,752. In addition, the Company recognized additional stock based compensation in the amount of $103,078 related to issued stock options.

In 2009, the Company issued 80,899 shares of treasury stock under the Employee Stock Purchase Plan and 401K Plan at a cost of $35,370.  The Company repurchased 159,385 shares of its common stock at an average cost of $0.72 per share for cash of $114,906. The Company issued 1,182,699 shares of its common stock related to stock-based compensation recognized in the prior year. In addition, the Company recognized additional stock based compensation in the amount of $202,504 related to issued stock options and 100,000 shares for stock grants.